Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling, General and Administrative Expenses [Abstract]
Schedule of selling, general and administrative expenses
	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Payroll and related	5,562	3,756	2,485
Professional services	2,666	2,324	1,614
Expected credit loss	559	723	296
Convertible transaction costs		704	-
Shares issuance costs	2,172	608	-
Contingent liabilities	92	509	-
Depreciation and amortization	487	443	3,558
Insurance	557	396	161
Share based compensation	6,876	360	2,978
Rent and office maintenance	342	314	321
Travel expenses	685	262	102
Others	607	398	137
Total	20,605	10,797	11,652